GENERAL (Schedule of Acquired Intangible Assets) (inContact) (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 14, 2016	Mar. 22, 2016
inContact [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 538,000
inContact [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 36,400
inContact [Member] | Trademarks [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Estimated useful life	2 years
inContact [Member] | Trademarks [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Estimated useful life	8 years
inContact [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 353,700
inContact [Member] | Technology [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Estimated useful life	4 years
inContact [Member] | Technology [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Estimated useful life	8 years
inContact [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 147,900
inContact [Member] | Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Estimated useful life	5 years
inContact [Member] | Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Estimated useful life	7 years
Nexidia [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 63,400
Nexidia [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 7,500
Intangible Estimated useful life		12 years
Nexidia [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 17,400
Intangible Estimated useful life		5 years
Nexidia [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 27,600
Intangible Estimated useful life		6 years
Nexidia [Member] | Customer backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 10,900
Intangible Estimated useful life		1 year